Transactions and Balances with Related Parties	12 Months Ended
Dec. 31, 2025
Transactions and Balances with Related Parties [Abstract]
TRANSACTIONS AND BALANCES WITH RELATED PARTIES
NOTE 24:-	TRANSACTIONS AND BALANCES WITH RELATED PARTIES

a.	Balances with related parties:

	December 31, 2025		December 31, 2024
	Key management personnel	Other related parties	Key management personnel	Other related parties
AutoMax bridge loans (see note 8c)	$-	$-	$-	$4,224
Other current assets	$-	$15	$-	$15
Current liabilities (see note 24e)	$123	$381	$55	$245
Non-current liabilities	$-	$222	$-	$-

b.	Transactions with related parties (not including amounts described in Note 24c):

	Year ended December 31,
	2025	2024	2023
Research and development expenses	$216	$63	$40
Sale of non-controlling interest in subsidiary	$-	$-	$2,985

c.	Benefits to key management personnel (including directors):

	Year ended December 31,
	2025	2024	2023
Short-term benefits	$1,142	$765	$1,204

Management fees (see also note 24d)	$120	$120	$220

Cost of share-based payment	$302	$157	$84

d.	Pursuant to the purchase of the Wellution brand (refer to note 11), Nexera and SciSparc U.S. entered into a consulting agreement, pursuant to which Nexera provides management services to SciSparc US for the Wellution brand for a monthly fee of $20 and Nexera received a one-time signing bonus in the amount of $51. The consulting agreement is for an undefined period of time and may be terminated by either party with 30 days advance notice. On November 2023 the monthly fee was reduced to $10. For the years ended December 31, 2025 and 2024, the Company has recorded management services expenses in the amount of $120.

In addition, during 2023 the Company and Nexera engaged in a mutual share exchange in the amount of $288 of ordinary shares from each of the Company and Nexera. Accordingly, the Company acquired 35,345 ordinary shares of Nexera and Nexera acquired 660 ordinary shares of the Company having an aggregate value of $288 As of December 31, 2025, the listed share price of Nexera on Nasdaq was $0.822, and the Company has recorded a loss in its consolidated statements of comprehensive loss of $89 on its investment (and $17 for the year ended December 31, 2024).

Mr. Oz Adler, the Company’s Chief Executive Officer and Chief Financial Officer, is the chairman of the board of directors of Nexera.

e.	On March 7, 2022, the Company entered into the Cooperation Agreement with Clearmind, a company in which Dr. Adi Zuloff-Shani, the Company’s Chief Technologies Officer, Mr. Weiss, the Company’s President, and Mr. Adler, the Company’s Chief Executive Officer and Chief Financial Officer serve as officers and directors (the “Cooperation Agreement”). For the years ended December 31, 2025 and 2024, the Company recognized expenses in respect of the Cooperation Agreement in the amount of $216 and $63, respectively. As of December 31, 2025, amounts owed to Clearmind in respect of the Cooperation Agreement amount to $381.

On November 17, 2022, the Company invested $1.5 million in Clearmind in connection with its initial public offering on the Nasdaq Capital Market, in exchange for 192 common shares of Clearmind, representing 9.33% of the outstanding share capital of Clearmind (see also Note 8).

f.	Mr. Amitai Weiss, one of the Company’s directors, was formerly chairman of the board of directors of AutoMax (see Note 8b).

g.

On August 13, 2024, the Company entered into the license agreement (the “License Agreement”) of the out-licensing of its SCI-160 program (the “Assets”), with Polyrizon Ltd. (the “Licensee” or “Polyrizon”). According to the License Agreement, the Company granted the Licensee a royalty-bearing, exclusive, sub-licensable right and license to the Assets (the “License”). In consideration for the License, the Company received and will receive certain shares of the Licensee, reflecting an issue price of $805, and royalties from sales related to and income generated from the Assets. Further, the Licensee will pay the Company pre-determined fees upon the completion of certain development milestones relating to the Assets.

Pursuant to the terms of the License Agreement, the Company is entitled to up to $3,320 based on the achievement of certain milestones, including (i) $50 upon a successful preclinical safety test, (ii) $100 upon first patient enrolled in phase I clinical trial, (iii) $120 upon first patient enrolled in Phase 2a clinical trial, (iv) $150 upon first patient enrolled in Phase 2b clinical trial, (v) $500 upon first patient enrolled in Phase 3 clinical trials, (vi) $800 upon approval by the U.S. Food and Drug Administration, (vii) $800 upon approval by an EU regulatory body, and (viii) $800 upon regulatory approval in any additional jurisdiction. Additionally, the Company is eligible to receive royalties, on a country-by-country and product-by-product basis, at a rate of 5%, on aggregate net sales of a product that comprises, contains and/or incorporates and/or is based on the Licensed Patent Rights, or a Licensed Product (as these are defined in the License Agreement), and sublicense income that we may receive until the longer of (i) fifteen years from the date of the first sale of a Licensed Product (on a country-by-country basis), and (ii) the last to expire valid claim of any licensed patents with respect to a Licensed Product in such country.

On October 31, 2024, following an initial public offering of the Licensee, the Company received 684,931 units, of which (i) 320,000 units, with each unit consisting of one ordinary share of the Licensee and three warrants, each to purchase one additional ordinary share of the Licensee at a purchase price of $4.38 (960,000 warrants in total); and (ii) 364,931 units consisting of one pre-funded warrant to purchase one ordinary share of the Licensee, and three warrants, each to purchase one additional ordinary share of the Licensee at a purchase price of $4.38 (1,094,793 warrants in total). Altogether, the Company received 320,000 ordinary shares, 364,931 pre-funded warrants to purchase one ordinary share of the Licensee, and 2,054,793 warrants to purchase one additional ordinary share of the Licensee at a purchase price of $4.38.

On December 30, 2024, pursuant to a share transfer agreement, the Company sold all of the Licensee ordinary shares and pre-funded warrants held by it to a third party, as well as an aggregate of 1,541,096 Licensee common warrants to third parties, for aggregate consideration of $771. In addition, in consideration for the License, the Company will receive royalties from sales related to the Assets and income generated from it.

On April 1, 2025, the Company entered into a securities purchase agreement with Polyrizon, pursuant to which the Company participated in a private placement of Polyrizon and invested $100 (out of an aggregate investment of approximately $17 million), in exchange for ordinary shares and Series A warrants to purchase ordinary shares, of Polyrizon. In addition, the Company entered into an exchange agreement with Polyrizon, pursuant to which the Company exchanged existing ordinary share warrants of Polyrizon held the Company for Series A warrants to purchase ordinary shares of Polyrizon.

As of December 31, 2025, the Company holds 88 ordinary shares of the Licensee. The value of the ordinary shares on December 31, 2025, is $1.

Mr. Oz Adler, the Company’s Chief Executive Officer, is Chairman of the board of directors of Polyrizon.